Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Citigroup Commercial Mortgage Trust 2021-KEYS, Commercial Mortgage Pass-Through Certificates, Series 2021-KEYS securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of September 9, 2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.100000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 10, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-KEYS Accounting Tape Final.xlsx (provided on September 10, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or draft insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Non-Consolidation Opinion” refers to the opinion of counsel indicating a non-consolidation requirement.
•	The phrase “STR Report” refers to the Property’s Smith Travel Research reports.
•	The phrase “Title Policy” refers to a proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 27, 2021 through September 10, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

September 10, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property No.	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Street Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	Year Built	Appraisal Report	None
8	Renovated Date	Appraisal Report	None
9	Flag	Appraisal Report	None
10	Units	Underwriting File	None
11	Unit Type	Appraisal Report	None
12	Number of Bedrooms	Underwriting File	None
13	Property Type	Appraisal Report	None
14	Property Sub-Type	Appraisal Report	None
15	Ownership Interest	Title Policy	None
16	Original Mortgage Loan Amount ($)	Loan Agreement	$1.00
17	Cut-off Date Mortgage Loan Amount ($)	Loan Agreement	$1.00
18	Cut-off Date Mortgage Loan Amount per Key ($)	Recalculation	$1.00
19	Percentage of Cut-off Date Mortgage Loan Amount	Recalculation	None
20	Mortgage Loan Balloon Balance ($)	Recalculation	$1.00
21	Origination Date	None - Company Provided	None
22	Cut-off Date	None - Company Provided	None
23	Assumed One-Month LIBOR	None - Company Provided	None
24	Mortgage Loan Trust Margin	None - Company Provided	None
25	LIBOR Cap	Interest Rate Cap Term Sheet	None
26	LIBOR Floor	Loan Agreement	None
27	LIBOR Lookback days	Loan Agreement	None
28	LIBOR Cap Expiration Date	Interest Rate Cap Term Sheet	None
29	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
30	Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.10000%)	Recalculation	None
31	Monthly Trust Debt Service Payment (Based on assumed LIBOR of 0.10000%)	Recalculation	None
32	Annual Trust Debt Service Payment (at LIBOR Cap)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Monthly Trust Debt Service Payment (at LIBOR Cap)	Recalculation	None
34	Amort Type	Loan Agreement	None
35	Interest Accrual Period	Loan Agreement	None
36	Grace Period	Loan Agreement	None
37	First Monthly Payment Date	Loan Agreement	None
38	Seasoning	Recalculation	None
39	Original Balloon Term (Months)	Recalculation	None
40	Original Amort Term (Months)	Not Applicable*	None
41	IO Period	Recalculation	None
42	Remaining IO Term (Months)	Recalculation	None
43	Remaining Term to Maturity (Months)	Recalculation	None
44	Initial Maturity Date	Loan Agreement	None
45	Extensions	Loan Agreement	None
46	Fully Extended Maturity Date	Loan Agreement	None
47	Lockbox	Loan Agreement	None
48	Lockbox Type	Loan Agreement	None
49	Cash Management Type	Loan Agreement	None
50	Cash Management Triggers	Loan Agreement	None
51	Administrative Fee Rate (%)	Fee Schedule	None
52	Prepayment Provision	Loan Agreement	None
53	Partial Prepayments Allowed (Y/N)?	Loan Agreement	None
54	Partial Release Permitted (Y/N)?	Loan Agreement	None
55	Substitution Allowed (Y/N)?	Loan Agreement	None
56	Borrower Entity	Loan Agreement	None
57	Single Purpose Entity	Loan Agreement	None
58	Non-Consolidation Opinion	Non-Consolidation Opinion	None
59	Loan Purpose	None - Company Provided	None
60	Future Debt Permitted (Y/N)	Loan Agreement	None
61	Mortgage Loan Cut-off Date LTV (As-is)	Recalculation	None
62	Mortgage Loan Balloon LTV (As-is)	Recalculation	None
63	Mortgage Loan Cut-off Date LTV (As-Stabilized)	Recalculation	None
64	Mortgage Loan Balloon LTV (As-Stabilized)	Recalculation	None
65	Mortgage Loan UW NOI DSCR	Recalculation	None
66	Mortgage Loan UW NCF DSCR	Recalculation	None
67	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
68	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
69	Mortgage Loan UW NOI Debt Yield	Recalculation	None
70	Mortgage Loan UW NCF Debt Yield	Recalculation	None
71	Initial Tax Escrow	None - Company Provided	None
72	Ongoing Tax Escrow Monthly	None - Company Provided	None
73	Initial Insurance Escrow	None - Company Provided	None
74	Ongoing Insurance Escrow Monthly	Loan Agreement	None
75	Initial Immediate Repairs Escrow	None - Company Provided	None
76	Initial FF&E Escrow	None - Company Provided	None
77	Ongoing FF&E Escrow Monthly	None - Company Provided	None
78	Initial PIP Escrow	None - Company Provided	None
79	Ongoing PIP Escrow	None - Company Provided	None
80	Engineering Report Date	Engineering Report	None
81	Environmental Report Date	Environmental Report	None
82	Seismic Report Date	Not Applicable*	None
83	Seismic Zone	Not Applicable*	None
84	PML (SEL)	Not Applicable*	None
85	(SUL)	Not Applicable*	None
86	Earthquake Insurance Required	Loan Agreement	None
87	Terrorism Insurance Required	Loan Agreement	None
88	Environmental Insurance Required	Loan Agreement	None
89	Wind/Storm Insurance Detail	Insurance Summary	None
90	Property Manager	Management Agreement	None
91	Management Base Fee	Management Agreement	None
92	Management Agreement Maturity Date	Management Agreement	None
93	Appraisal Date	Appraisal Report	None
94	As-Is Appraised Value ($)	Appraisal Report	None
95	Appraised Value Per Key ($)	Recalculation	None
96	Appraised Value Per Bedroom ($)	Recalculation	None
97	Stabilized Appraisal Date	Appraisal Report	None
98	Stabilized Appraised Value ($)	Appraisal Report	None
99	Stabilized Appraised Value Per Key ($)	Recalculation	None
100	Stabilized Appraised Value Per Bedroom ($)	Recalculation	None
101	2020 Occupancy Penetration	STR Report	None
102	2020 ADR Penetration	STR Report	None
103	2020 RevPAR Penetration	STR Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
104	July 2021 TTM Occupancy Penetration	STR Report	None
105	July 2021 TTM ADR Penetration	STR Report	None
106	July 2021 TTM RevPAR Penetration	STR Report	None
107	2019-March to December Number of Keys	Underwriting File	None
108	2020 Number of Keys	Underwriting File	None
109	July 2021 TTM Number of Keys	Underwriting File	None
110	2021 Forecast Number of Keys	Underwriting File	None
111	2022 Forecast Number of Keys	Underwriting File	None
112	UW Number of Keys	Underwriting File	None
113	2019-March to December Number of Bedrooms	Underwriting File	None
114	2020 Number of Bedrooms	Underwriting File	None
115	July 2021 TTM Number of Bedrooms	Underwriting File	None
116	2021 Forecast Number of Bedrooms	Underwriting File	None
117	2022 Forecast Number of Bedrooms	Underwriting File	None
118	UW Number of Bedrooms	Underwriting File	None
119	2019-March to December Available Keys	Underwriting File	None
120	2020 Available Keys	Underwriting File	None
121	July 2021 TTM Available Keys	Underwriting File	None
122	2021 Forecast Available Keys	Underwriting File	None
123	2022 Forecast Available Keys	Underwriting File	None
124	UW Available Keys	Underwriting File	None
125	2019-March to December Occupied Keys	Underwriting File	None
126	2020 Occupied Keys	Underwriting File	None
127	July 2021 TTM Occupied Keys	Underwriting File	None
128	2021 Forecast Occupied Keys	Underwriting File	None
129	2022 Forecast Occupied Keys	Underwriting File	None
130	UW Occupied Keys	Underwriting File	None
131	2019-March to December Available Bedrooms	Underwriting File	None
132	2020 Available Bedrooms	Underwriting File	None
133	July 2021 TTM Available Bedrooms	Underwriting File	None
134	2021 Forecast Available Bedrooms	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
135	2022 Forecast Available Bedrooms	Underwriting File	None
136	UW Available Bedrooms	Underwriting File	None
137	2019-March to December Occupancy	Underwriting File	None
138	2020 Occupancy	Underwriting File	None
139	July 2021 TTM Occupancy	Underwriting File	None
140	2021 Forecast Occupancy	Underwriting File	None
141	2022 Forecast Occupancy	Underwriting File	None
142	UW Occupancy	Underwriting File	None
143	2019-March to December Average Daily Rate by Key ($)	Underwriting File	$1.00
144	2020 Average Daily Rate by Key ($)	Underwriting File	$1.00
145	July 2021 TTM Average Daily Rate by Key ($)	Underwriting File	$1.00
146	2021 Forecast Average Daily Rate by Key ($)	Underwriting File	$1.00
147	2022 Forecast Average Daily Rate by Key ($)	Underwriting File	$1.00
148	UW Average Daily Rate by Key ($)	Underwriting File	$1.00
149	2019-March to December Average Daily Rate by Bedroom ($)	Underwriting File	$1.00
150	2020 Average Daily Rate by Bedroom ($)	Underwriting File	$1.00
151	July 2021 TTM Average Daily Rate by Bedroom ($)	Underwriting File	$1.00
152	2021 Forecast Average Daily Rate by Bedroom ($)	Underwriting File	$1.00
153	2022 Forecast Average Daily Rate by Bedroom ($)	Underwriting File	$1.00
154	UW Average Daily Rate by Bedroom ($)	Underwriting File	$1.00
155	2019-March to December RevPAR by Key ($)	Underwriting File	$1.00
156	2020 RevPAR by Key ($)	Underwriting File	$1.00
157	July 2021 TTM RevPAR by Key ($)	Underwriting File	$1.00
158	2021 Forecast RevPAR by Key ($)	Underwriting File	$1.00
159	2022 Forecast RevPAR by Key ($)	Underwriting File	$1.00
160	UW RevPAR by Key ($)	Underwriting File	$1.00
161	2019-March to December RevPAR by Bedroom ($)	Underwriting File	$1.00
162	2020 RevPAR by Bedroom ($)	Underwriting File	$1.00
163	July 2021 TTM RevPAR by Bedroom ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	0

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
164	2021 Forecast RevPAR by Bedroom ($)	Underwriting File	$1.00
165	2022 Forecast RevPAR by Bedroom ($)	Underwriting File	$1.00
166	UW RevPAR by Bedroom ($)	Underwriting File	$1.00
167	2019-March to December Rooms Revenue ($)	Underwriting File	$1.00
168	2020 Rooms Revenue ($)	Underwriting File	$1.00
169	July 2021 TTM Rooms Revenue ($)	Underwriting File	$1.00
170	2021 Forecast Rooms Revenue ($)	Underwriting File	$1.00
171	2022 Forecast Rooms Revenue ($)	Underwriting File	$1.00
172	UW Rooms Revenue ($)	Underwriting File	$1.00
173	2019-March to December Food & Beverage ($)	Underwriting File	$1.00
174	2020 Food & Beverage ($)	Underwriting File	$1.00
175	July 2021 TTM Food & Beverage ($)	Underwriting File	$1.00
176	2021 Forecast Food & Beverage ($)	Underwriting File	$1.00
177	2022 Forecast Food & Beverage ($)	Underwriting File	$1.00
178	UW Food & Beverage ($)	Underwriting File	$1.00
179	2019-March to December Spa ($)	Underwriting File	$1.00
180	2020 Spa ($)	Underwriting File	$1.00
181	July 2021 TTM Spa ($)	Underwriting File	$1.00
182	2021 Forecast Spa ($)	Underwriting File	$1.00
183	2022 Forecast Spa ($)	Underwriting File	$1.00
184	UW Spa ($)	Underwriting File	$1.00
185	2019-March to December Other Income ($)	Underwriting File	$1.00
186	2020 Other Income ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	1

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
187	July 2021 TTM Other Income ($)	Underwriting File	$1.00
188	2021 Forecast Other Income ($)	Underwriting File	$1.00
189	2022 Forecast Other Income ($)	Underwriting File	$1.00
190	UW Other Income ($)	Underwriting File	$1.00
191	2019-March to December Total Revenue ($)	Underwriting File	$1.00
192	2020 Total Revenue ($)	Underwriting File	$1.00
193	July 2021 TTM Total Revenue ($)	Underwriting File	$1.00
194	2021 Forecast Total Revenue ($)	Underwriting File	$1.00
195	2022 Forecast Total Revenue ($)	Underwriting File	$1.00
196	UW Total Revenue ($)	Underwriting File	$1.00
197	2019-March to December Rooms Expense ($)	Underwriting File	$1.00
198	2020 Rooms Expense ($)	Underwriting File	$1.00
199	July 2021 TTM Rooms Expense ($)	Underwriting File	$1.00
200	2021 Forecast Rooms Expense ($)	Underwriting File	$1.00
201	2022 Forecast Rooms Expense ($)	Underwriting File	$1.00
202	UW Rooms Expense ($)	Underwriting File	$1.00
203	2019-March to December Food & Beverage Expense ($)	Underwriting File	$1.00
204	2020 Food & Beverage Expense ($)	Underwriting File	$1.00
205	July 2021 TTM Food & Beverage Expense ($)	Underwriting File	$1.00
206	2021 Forecast Food & Beverage Expense ($)	Underwriting File	$1.00
207	2022 Forecast Food & Beverage Expense ($)	Underwriting File	$1.00
208	UW Food & Beverage Expense ($)	Underwriting File	$1.00
209	2019-March to December Spa Expense ($)	Underwriting File	$1.00
210	2020 Spa Expense ($)	Underwriting File	$1.00
211	July 2021 TTM Spa Expense ($)	Underwriting File	$1.00
212	2021 Forecast Spa Expense ($)	Underwriting File	$1.00
213	2022 Forecast Spa Expense ($)	Underwriting File	$1.00
214	UW Spa Expense ($)	Underwriting File	$1.00
215	2019-March to December Other Income Expenses ($)	Underwriting File	$1.00
216	2020 Other Income Expenses ($)	Underwriting File	$1.00
217	July 2021 TTM Other Income Expenses ($)	Underwriting File	$1.00
218	2021 Forecast Other Income Expenses ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	2

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
219	2022 Forecast Other Income Expenses ($)	Underwriting File	$1.00
220	UW Other Income Expenses ($)	Underwriting File	$1.00
221	2019-March to December Total Departmental Expenses ($)	Underwriting File	$1.00
222	2020 Total Departmental Expenses ($)	Underwriting File	$1.00
223	July 2021 TTM Total Departmental Expenses ($)	Underwriting File	$1.00
224	2021 Forecast Total Departmental Expenses ($)	Underwriting File	$1.00
225	2022 Forecast Total Departmental Expenses ($)	Underwriting File	$1.00
226	UW Total Departmental Expenses ($)	Underwriting File	$1.00
227	2019-March to December Total Departmental Profit ($)	Underwriting File	$1.00
228	2020 Total Departmental Profit ($)	Underwriting File	$1.00
229	July 2021 TTM Total Departmental Profit ($)	Underwriting File	$1.00
230	2021 Forecast Total Departmental Profit ($)	Underwriting File	$1.00
231	2022 Forecast Total Departmental Profit ($)	Underwriting File	$1.00
232	UW Total Departmental Profit ($)	Underwriting File	$1.00
233	2019-March to December Administrative and General Expenses ($)	Underwriting File	$1.00
234	2020 Administrative and General Expenses ($)	Underwriting File	$1.00
235	July 2021 TTM Administrative and General Expenses ($)	Underwriting File	$1.00
236	2021 Forecast Administrative and General Expenses ($)	Underwriting File	$1.00
237	2022 Forecast Administrative and General Expenses ($)	Underwriting File	$1.00
238	UW Administrative and General Expenses ($)	Underwriting File	$1.00
239	2019-March to December Human Resources ($)	Underwriting File	$1.00
240	2020 Human Resources ($)	Underwriting File	$1.00
241	July 2021 TTM Human Resources ($)	Underwriting File	$1.00
242	2021 Forecast Human Resources ($)	Underwriting File	$1.00
243	2022 Forecast Human Resources ($)	Underwriting File	$1.00
244	UW Human Resources ($)	Underwriting File	$1.00
245	2019-March to December Information & Telecom Systems Expense ($)	Underwriting File	$1.00
246	2020 Information & Telecom Systems Expense ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	3

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
247	July 2021 TTM Information & Telecom Systems Expense ($)	Underwriting File	$1.00
248	2021 Forecast Information & Telecom Systems Expense ($)	Underwriting File	$1.00
249	2022 Forecast Information & Telecom Systems Expense ($)	Underwriting File	$1.00
250	UW Information & Telecom Systems Expense ($)	Underwriting File	$1.00
251	2019-March to December Sales & Marketing ($)	Underwriting File	$1.00
252	2020 Sales & Marketing ($)	Underwriting File	$1.00
253	July 2021 TTM Sales & Marketing ($)	Underwriting File	$1.00
254	2021 Forecast Sales & Marketing ($)	Underwriting File	$1.00
255	2022 Forecast Sales & Marketing ($)	Underwriting File	$1.00
256	UW Sales & Marketing ($)	Underwriting File	$1.00
257	2019-March to December Repairs & Maintenance Expenses ($)	Underwriting File	$1.00
258	2020 Repairs & Maintenance Expenses ($)	Underwriting File	$1.00
259	July 2021 TTM Repairs & Maintenance Expenses ($)	Underwriting File	$1.00
260	2021 Forecast Repairs & Maintenance Expenses ($)	Underwriting File	$1.00
261	2022 Forecast Repairs & Maintenance Expenses ($)	Underwriting File	$1.00
262	UW Repairs & Maintenance Expenses ($)	Underwriting File	$1.00
263	2019-March to December Utilities Expenses ($)	Underwriting File	$1.00
264	2020 Utilities Expenses ($)	Underwriting File	$1.00
265	July 2021 TTM Utilities Expenses ($)	Underwriting File	$1.00
266	2021 Forecast Utilities Expenses ($)	Underwriting File	$1.00
267	2022 Forecast Utilities Expenses ($)	Underwriting File	$1.00
268	UW Utilities Expenses ($)	Underwriting File	$1.00
269	2019-March to December Total Undistributed Expenses ($)	Underwriting File	$1.00
270	2020 Total Undistributed Expenses ($)	Underwriting File	$1.00
271	July 2021 TTM Total Undistributed Expenses ($)	Underwriting File	$1.00
272	2021 Forecast Total Undistributed Expenses ($)	Underwriting File	$1.00
273	2022 Forecast Total Undistributed Expenses ($)	Underwriting File	$1.00
274	UW Total Undistributed Expenses ($)	Underwriting File	$1.00
275	2019-March to December Gross Operating Profit ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	4

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
276	2020 Gross Operating Profit ($)	Underwriting File	$1.00
277	July 2021 TTM Gross Operating Profit ($)	Underwriting File	$1.00
278	2021 Forecast Gross Operating Profit ($)	Underwriting File	$1.00
279	2022 Forecast Gross Operating Profit ($)	Underwriting File	$1.00
280	UW Gross Operating Profit ($)	Underwriting File	$1.00
281	2019-March to December Base Management Fee ($)	Underwriting File	$1.00
282	2020 Base Management Fee ($)	Underwriting File	$1.00
283	July 2021 TTM Base Management Fee ($)	Underwriting File	$1.00
284	2021 Forecast Base Management Fee ($)	Underwriting File	$1.00
285	2022 Forecast Base Management Fee ($)	Underwriting File	$1.00
286	UW Base Management Fee ($)	Underwriting File	$1.00
287	2019-March to December Income Before Fixed Charges ($)	Underwriting File	$1.00
288	2020 Income Before Fixed Charges ($)	Underwriting File	$1.00
289	July 2021 TTM Income Before Fixed Charges ($)	Underwriting File	$1.00
290	2021 Forecast Income Before Fixed Charges ($)	Underwriting File	$1.00
291	2022 Forecast Income Before Fixed Charges ($)	Underwriting File	$1.00
292	UW Income Before Fixed Charges ($)	Underwriting File	$1.00
293	2019-March to December Insurance ($)	Underwriting File	$1.00
294	2020 Insurance ($)	Underwriting File	$1.00
295	July 2021 TTM Insurance ($)	Underwriting File	$1.00
296	2021 Forecast Insurance ($)	Underwriting File	$1.00
297	2022 Forecast Insurance ($)	Underwriting File	$1.00
298	UW Insurance ($)	Underwriting File	$1.00
299	2019-March to December Real Estate Taxes ($)	Underwriting File	$1.00
300	2020 Real Estate Taxes ($)	Underwriting File	$1.00
301	July 2021 TTM Real Estate Taxes ($)	Underwriting File	$1.00
302	2021 Forecast Real Estate Taxes ($)	Underwriting File	$1.00
303	2022 Forecast Real Estate Taxes ($)	Underwriting File	$1.00
304	UW Real Estate Taxes ($)	Underwriting File	$1.00
305	2019-March to December Rent & Lease Expense ($)	Underwriting File	$1.00
306	2020 Rent & Lease Expense ($)	Underwriting File	$1.00
307	July 2021 TTM Rent & Lease Expense ($)	Underwriting File	$1.00
308	2021 Forecast Rent & Lease Expense ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	5

CGCMT 2021-KEYS	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
309	2022 Forecast Rent & Lease Expense ($)	Underwriting File	$1.00
310	UW Rent & Lease Expense ($)	Underwriting File	$1.00
311	2019-March to December Total Fixed & Other Expenses ($)	Underwriting File	$1.00
312	2020 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
313	July 2021 TTM Total Fixed & Other Expenses ($)	Underwriting File	$1.00
314	2021 Forecast Total Fixed & Other Expenses ($)	Underwriting File	$1.00
315	2022 Forecast Total Fixed & Other Expenses ($)	Underwriting File	$1.00
316	UW Total Fixed & Other Expenses ($)	Underwriting File	$1.00
317	2019-March to December Net Operating Income ($)	Underwriting File	$1.00
318	2020 Net Operating Income ($)	Underwriting File	$1.00
319	July 2021 TTM Net Operating Income ($)	Underwriting File	$1.00
320	2021 Forecast Net Operating Income ($)	Underwriting File	$1.00
321	2022 Forecast Net Operating Income ($)	Underwriting File	$1.00
322	UW Net Operating Income ($)	Underwriting File	$1.00
323	2019-March to December FF&E ($)	Underwriting File	$1.00
324	2020 FF&E ($)	Underwriting File	$1.00
325	July 2021 TTM FF&E ($)	Underwriting File	$1.00
326	2021 Forecast FF&E ($)	Underwriting File	$1.00
327	2022 Forecast FF&E ($)	Underwriting File	$1.00
328	UW FF&E ($)	Underwriting File	$1.00
329	2019-March to December Net Cash Flow ($)	Underwriting File	$1.00
330	2020 Net Cash Flow ($)	Underwriting File	$1.00
331	July 2021 TTM Net Cash Flow ($)	Underwriting File	$1.00
332	2021 Forecast Net Cash Flow ($)	Underwriting File	$1.00
333	2022 Forecast Net Cash Flow ($)	Underwriting File	$1.00
334	UW Net Cash Flow ($)	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	6

CGCMT 2021-KEYS	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
18	Cut-Off Date Mortgage Loan Amount per Key ($)	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) Units.
19	Percentage of Cut-off Date Mortgage Loan Amount	Quotient of (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) the aggregate Cut-Off Date Mortgage Loan Amount ($) of the Collateral.
20	Mortgage Loan Balloon Balance ($)	Set equal to the Cut-Off Date Mortgage Loan Amount ($).
30	Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.1000%)	Product of (i) Cut-Off Date Mortgage Loan Amount ($), (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
31	Monthly Trust Debt Service Payment (Based on assumed LIBOR of 0.10000%)	Quotient of (i) Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.1000%) and (ii) 12.
32	Annual Trust Debt Service Payment (at LIBOR Cap)	Product of (i) Cut-Off Date Mortgage Loan Amount ($), (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
33	Monthly Trust Debt Service Payment (at LIBOR Cap)	Quotient of (i) Annual Trust Debt Service Payment (at LIBOR Cap) and (ii) 12.
38	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Monthly Payment Date, to and inclusive of (ii) Cut-off Date.
39	Original Balloon Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Monthly Payment Date through and including (ii) the Initial Maturity Date.
41	IO Period	Set equal to the Original Balloon Term (Months).
42	Remaining IO Term (Months)	Difference between (i) IO Period and (ii) Seasoning.
43	Remaining Term to Maturity (Months)	Difference between (i) Original Balloon Term (Months) and (ii) Seasoning.
61	Mortgage Loan Cut-off Date LTV (As-is)	Quotient of (i) Cut-off Date Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).
62	Mortgage Loan Balloon LTV (As-is)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Is Appraised Value ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	7

CGCMT 2021-KEYS	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
63	Mortgage Loan Cut-off Date LTV (As-Stabilized)	Quotient of (i) Cut-off Date Mortgage Loan Amount ($) and (ii) Stabilized Appraised Value ($).
64	Mortgage Loan Balloon LTV (As-Stabilized)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Stabilized Appraised Value ($).
65	Mortgage Loan UW NOI DSCR	Quotient of (i) UW Net Operating Income ($) and (ii) Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.1000%).
66	Mortgage Loan UW NCF DSCR	Quotient of (i) UW Net Cash Flow ($) and (ii) Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.1000%).
67	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Net Operating Income ($) and (ii) Annual Trust Debt Service Payment (at LIBOR Cap).
68	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Net Cash Flow ($) and (ii) Annual Trust Debt Service Payment (at LIBOR Cap).
69	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW Net Operating Income ($) and (ii) Cut-off Date Mortgage Loan Amount ($).
70	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW Net Cash Flow ($) and (ii) Cut-off Date Mortgage Loan Amount ($).
95	Appraised Value Per Key ($)	Quotient of (i) As-Is Appraised Value ($) and (ii) Units.
96	Appraised Value Per Bedroom ($)	Quotient of (i) As-Is Appraised Value ($) and (ii) Number of Bedrooms.
99	Stabilized Appraised Value Per Key ($)	Quotient of (i) Stabilized Appraised Value ($) and (ii) Units.
100	Stabilized Appraised Value Per Bedroom ($)	Quotient of (i) Stabilized Appraised Value ($) and (ii) Number of Bedrooms.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
1: (646) 471-3000, F: 813-286-6000 www.pwc.com	1	8